Description of Organization and Business Operations (Details) - USD ($)		3 Months Ended	7 Months Ended
	Sep. 08, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Unit price (in Dollars per share)		$ 10.00	$ 10.00
Gross proceeds	$ 166,800,000
Offering costs	9,600,000
Underwriting commissions	$ 5,800,000
Fair market value percentage		80.00%	80.00%
Percentage of fair market value		50.00%	50.00%
Net tangible assets		$ 5,000,001	$ 5,000,001
Public per share, price (in Shares)		10.00	10.00
Percentage of restricted redeeming shares		20.00%	20.00%
Percentage of Outstanding public shares		100.00%
Price per share (in Dollars per share)		$ 10.00
Trust account public share (in Dollars per share)		$ 10.00
Subscription agreement, description		At the time of the execution of the Merger Agreement, BCTG entered into subscription agreements (the “Subscription Agreements”) with certain institutional and accredited investors, pursuant to which, among other things, BCTG agreed to issue and sell, in a private placement to close immediately prior to the closing of the Proposed Business Combination, an aggregate of 18,610,000 shares of BCTG common stock for $10.00 per share for a total of $186,100,000.00.
Cash		$ 1,300,000	$ 1,300,000
Working capital deficit		$ 1,200,000	$ 1,400,000
Liquidity and capital resources, description		Through March 31, 2021, the Company’s liquidity needs were satisfied through a payment of $25,000 from the Company’s Sponsor in exchange for the issuance of the Founder Shares (as defined in Note 4), the loan under the certain promissory notes from the Company to the Sponsor of approximately $127,000 to the Company to cover for offering costs in connection with the Initial Public Offering, and net proceeds from the consummation of the Private Placement not held in the Trust Account. The Company fully repaid the promissory notes on September 10, 2020. In addition, in order to finance transaction costs in connection with a Business Combination	Through December 31, 2020, the Company’s liquidity needs were satisfied through a payment of $25,000 from the Company’s Sponsor in exchange for the issuance of the Founder Shares (as defined below), the loan under the Note of approximately $127,000 (see Note 5) to the Company to cover for offering costs in connection with the Initial Public Offering, and net proceeds from the consummation of the Private Placement not held in the Trust Account.
Payment on notes payable			$ 25,000
Loan amount			$ 127,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Company's obligation to redeemed, percentage		100.00%	100.00%
Merger Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)		55,000,000
Net tangible assets		$ 5,000,001
Price per share (in Dollars per share)		$ 10.00
Net proceeds		$ 550,000,000
Closing Proceeds		300,000,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Purchase of shares (in Shares)	16,675,000
Unit price (in Dollars per share)	$ 10.00		$ 10.00
Gross proceeds		$ 166,800,000
Net proceeds			$ 166,800,000
Public Share [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)	2,175,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)		533,500	533,500
Unit price (in Dollars per share)		$ 10.00	$ 10.00
Gross proceeds		$ 5,300,000	$ 5,300,000
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Offering costs	$ 9,600,000